Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Major components of tax expense (income) [Abstract]
Schedule of effective income tax expense (recovery) [Table Text Block]
	March 31, 2021	March 31, 2020

Income (loss) for the year from continuing operations before	$42,691,050	$(832,081)

Expected income tax (recovery)	$11,527,336	$(224,258)
Change in statutory, foreign tax, foreign exchange rates and other	(13,449,000)	(1,342,000)
Permanent differences	4,799,000	260,000
Impact on sale of subsidiary	3,924,000	-
Share issue cost	(497,000)	-
Adjustment to prior years provision and other	1,803,000	11,155,000
Change in unrecognized deductible temporary differences	(7,956,000)	(9,018,000)
Tax recovery (expense)	$151,336	$830,742

Current income tax	$151,336	$830,742
Deferred income tax	-	-
Total income tax	$151,336	$830,742

Schedule of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	March 31, 2021	March 31, 2020	Expiry

Intangible asset	$6,209,000	$-	2020 - 2039
Share issue costs and other	5,162,000	8,758,000	2041 - 2045
Loss carryforwards	75,393,000	87,023,000	2025 - Indefinite
Digital currencies	-	9,434,000	NA
Intercompany loan	12,884,000	-	NA
Data centre equipment	4,368,000	14,249,000	NA
	$104,016,000	$119,464,000